Summary of Significant Accounting Policies (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	1	1
Gain on net foreign exchange income (in Pesos)	$ 156,662	$ 220,062	$ 30,886	$ 2,701
Estimated useful life	6 years	6 years
Threshold retiring period for specified employees to whom payments are made	30 years	30 years
Discount rate for long term	2.31%	2.31%	3.17%
Bottom of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	20.00%	20.00%
Top of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	50.00%	50.00%
United States of America, Dollars
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	711.90	711.90	751.88
JPY [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	6.89	6.89	6.91
EUR [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	874.28	874.28	843.31
Staff Severance Indemnities Plan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Discount rate for long term	2.31%	2.31%	3.17%